NET LOSS PER SHARE - Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	9,212,500	0
Warrants (Private Warrants and Preferred Financing Warrants)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	1,507,500	0
Outstanding earn-out shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	7,600,000	0
Restricted stock units*
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	105,000	0
Restricted stock units* | Occurrence of Market Conditions
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	35,000
Restricted stock units* | Service Period
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common share excluded from diluted net loss per share (in shares)	70,000